Condensed Consolidated Interim Statement of Financial Position (Unaudited) - EUR (€) € in Millions	Jun. 29, 2018	Dec. 31, 2017	Jun. 30, 2017
Non-current:
Intangible assets	€ 8,363	€ 8,384	€ 8,400
Goodwill	2,521	2,520	2,522
Property, plant and equipment	3,793	3,837	3,768
Non-current derivative assets	7	2	2
Deferred tax assets	62	56	255
Other non-current assets	78	81	63
Total non-current assets	14,824	14,880	15,010
Current:
Current derivative assets	22	20	17
Current tax assets	26	25	29
Inventories	815	650	802
Amounts receivable from related parties	101	75	95
Trade accounts receivable	1,966	1,732	2,151
Other current assets	497	452	428
Cash and cash equivalents	368	360	306
Total current assets	3,795	3,314	3,828
Total assets	18,619	18,194	18,838
Non-current:
Borrowings, less current portion	5,289	5,474	5,274
Employee benefit liabilities	150	162	266
Non-current provisions	67	48	49
Non-current derivative liabilities	77	93	38
Deferred tax liabilities	2,253	2,237	2,289
Other non-current liabilities	233	208	206
Total non-current liabilities	8,069	8,222	8,122
Current:
Current portion of borrowings	395	274	1,075
Current portion of employee benefit liabilities	20	21	23
Current provisions	139	194	143
Current derivative liabilities	3	1	6
Current tax liabilities	114	86	102
Amounts payable to related parties	235	178	204
Trade and other payables	2,814	2,533	2,583
Total current liabilities	3,720	3,287	4,136
Total liabilities	11,789	11,509	12,258
EQUITY
Share capital	5	5	5
Share premium	135	127	124
Merger reserves	287	287	287
Other reserves	(521)	(503)	(485)
Retained earnings	6,924	6,769	6,649
Total equity	6,830	6,685	6,580
Total equity and liabilities	€ 18,619	€ 18,194	€ 18,838